Taxes (Details)				12 Months Ended			24 Months Ended	36 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)	Jan. 31, 2019	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023	Dec. 31, 2024 HKD ($)	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Taxes [Line Items]
Profits tax rates				(1.60%)	(3.90%)	0.00%
Losses carried forward				$ 8,647,298					$ 1,111,007
Hong Kong [Member]
Taxes [Line Items]
Applicable tax rate				16.50%
Profits tax rates	16.50%	8.25%
Assessable profits (in Dollars)	$ 2,000,000	$ 2,000,000
PRC [Member]
Taxes [Line Items]
Profits tax rates				25.00%
State income tax rate			20.00%
PRC [Member] | Minimum [Member]
Taxes [Line Items]
Profits tax rates			50.00%				75.00%	50.00%
PRC [Member] | Maximum [Member]
Taxes [Line Items]
Profits tax rates			75.00%				87.50%	87.50%